Share based payments - Summary of subscription rights outstanding and exercisable (Details)				12 Months Ended
	Nov. 19, 2025 shares	Aug. 07, 2025 shares	May 27, 2025 shares	Dec. 31, 2025 EquityInstruments € / shares	Dec. 31, 2024 EquityInstruments € / shares	Dec. 31, 2023 EquityInstruments € / shares	Dec. 31, 2022 EquityInstruments € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 65.24	€ 73.19	€ 77.93	€ 83.12
Outstanding at the beginning of the year				11,911,109	11,472,520	10,816,856
Granted during the year	420,000	905,000	925,000	2,250,000	1,381,000	1,538,400
Exercised during year						(61,560)
Forfeited during the year				(232,299)	(547,911)	(544,676)
Expired during the year				(700,000)	(394,500)	(276,500)
Outstanding at the end of the year				13,228,810	11,911,109	11,472,520
Exercisable				8,822,812	5,182,941	5,836,538	2,574,218
Subscription rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 65.24	€ 73.19	€ 77.93
Outstanding at the beginning of the year				11,911,109	11,472,520
Granted during the year				2,250,000
Forfeited during the year				(232,299)
Expired during the year				(700,000)
Outstanding at the end of the year				13,228,810	11,911,109	11,472,520
Exercisable				8,822,812
2016 (B) allocated on January 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 62.5
Outstanding at the beginning of the year				10,000
Expired during the year				(10,000)
Outstanding at the end of the year					10,000
2017 allocated on May 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 80.57
Outstanding at the beginning of the year				585,000
Expired during the year				(585,000)
Outstanding at the end of the year					585,000
2017 RMV allocated on May 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 80.57
Outstanding at the beginning of the year				105,000
Expired during the year				(105,000)
Outstanding at the end of the year					105,000
2018 allocated on April 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 79.88
Outstanding at the beginning of the year				929,995
Forfeited during the year				(5,000)
Outstanding at the end of the year				924,995	929,995
Exercisable				924,995
2018 RMV allocated on April 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 79.88
Outstanding at the beginning of the year				117,500
Outstanding at the end of the year				117,500	117,500
Exercisable				117,500
2019 allocated on April 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 95.11
Outstanding at the beginning of the year				1,144,990
Forfeited during the year				(17,000)
Outstanding at the end of the year				1,127,990	1,144,990
Exercisable				1,127,990
2019 RMV allocated on April 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 95.11
Outstanding at the beginning of the year				153,500
Forfeited during the year				(1,750)
Outstanding at the end of the year				151,750	153,500
Exercisable				151,750
2020 allocated on April 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 168.42
Outstanding at the beginning of the year				1,315,692
Forfeited during the year				(13,456)
Outstanding at the end of the year				1,302,236	1,315,692
Exercisable				1,302,236
2020 RMV allocated on April 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 168.42
Outstanding at the beginning of the year				179,175
Forfeited during the year				(11,100)
Outstanding at the end of the year				168,075	179,175
Exercisable				168,075
2021 BE allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 64.76
Outstanding at the beginning of the year				1,015,033
Forfeited during the year				(252)
Outstanding at the end of the year				1,014,781	1,015,033
Exercisable				1,014,781
2021 RMV allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 64.76
Outstanding at the beginning of the year				218,925
Forfeited during the year				(8,325)
Outstanding at the end of the year				210,600	218,925
Exercisable				210,600
2021 ROW allocated on April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 64.76
Outstanding at the beginning of the year				591,450
Forfeited during the year				(5,625)
Outstanding at the end of the year				585,825	591,450
Exercisable				585,825
2022 (A) allocated on January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 46.18
Outstanding at the beginning of the year				30,000
Outstanding at the end of the year				30,000	30,000
Exercisable				30,000
2022 (B) allocated on January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 50
Outstanding at the beginning of the year				1,000,000
Outstanding at the end of the year				1,000,000	1,000,000
Exercisable				1,000,000
2022 BE allocated on May 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 57.46
Outstanding at the beginning of the year				804,232
Forfeited during the year				(1,588)
Outstanding at the end of the year				802,644	804,232
Exercisable				802,644
2022 BE allocated on August 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 51.58
Outstanding at the beginning of the year				78,000
Forfeited during the year				(6,000)
Outstanding at the end of the year				72,000	78,000
Exercisable				72,000
2022 RMV allocated on May 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 57.46
Outstanding at the beginning of the year				199,069
Forfeited during the year				(4,780)
Outstanding at the end of the year				194,289	199,069
Exercisable				194,289
2022 ROW allocated on May 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 57.46
Outstanding at the beginning of the year				631,100
Forfeited during the year				(16,673)
Outstanding at the end of the year				614,427	631,100
Exercisable				614,427
2022 BE/ROW allocated on August 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 51.58
Outstanding at the beginning of the year				60,000
Outstanding at the end of the year				60,000	60,000
Exercisable				60,000
2023 BE allocated on May 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 35.11
Outstanding at the beginning of the year				593,250
Outstanding at the end of the year				593,250	593,250
2023 RMV allocated on May 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 35.11
Outstanding at the beginning of the year				100,000
Outstanding at the end of the year				100,000	100,000
Exercisable				50,000
2023 ROW allocated on May 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 35.11
Outstanding at the beginning of the year				496,900
Forfeited during the year				(28,750)
Outstanding at the end of the year				468,150	496,900
Exercisable				235,950
2023 BE allocated on June 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 38.58
Outstanding at the beginning of the year				200,000
Outstanding at the end of the year				200,000	200,000
2023 ROW allocated on November 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 32.99
Outstanding at the beginning of the year				20,000
Outstanding at the end of the year				20,000	20,000
Exercisable				10,000
2024 BE allocated in May 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 26.9
Outstanding at the beginning of the year				667,798
Forfeited during the year				(50,000)
Outstanding at the end of the year				617,798	667,798
2024 RMV allocated in May 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 26.9
Outstanding at the beginning of the year				21,500
Outstanding at the end of the year				21,500	21,500
Exercisable				5,375
2024 ROW allocated on May 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 26.9
Outstanding at the beginning of the year				602,000
Forfeited during the year				(62,000)
Outstanding at the end of the year				540,000	602,000
Exercisable				135,000
2024 BE allocated in October 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 25.88
Outstanding at the beginning of the year				3,500
Outstanding at the end of the year				3,500	3,500
2024 ROW allocated in October 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 25.88
Outstanding at the beginning of the year				37,500
Outstanding at the end of the year				37,500	37,500
Exercisable				9,375
2025 (A) allocated in May 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 25.64
Granted during the year				925,000
Outstanding at the end of the year				925,000
2025 (B) allocated in August 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 28.16
Granted during the year				905,000
Outstanding at the end of the year				905,000
2025 (C) allocated in November 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | € / shares				€ 26.75
Granted during the year				420,000
Outstanding at the end of the year				420,000